11. COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Operating lease expense	$ 96,613	$ 80,571	$ 171,105	$ 128,662
Commitment 1
Purchase commitment	1,000,000		1,000,000
Commitment 2
Purchase commitment	$ 1,200,000		$ 1,200,000